Note 13 - Pension Plans and Other Postretirement Benefits (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2021	Dec. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Apr. 18, 2018
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement				$ 0	$ 0
Regulatory Asset, Total				$ 1,467,800	1,300,000
Implementation Period Used To Calculate Return On Plan Assets (Year)				4 years
Gains Or Losses Includible In Cost Amortized To Extent Exceeds Projected Benefit Obligations or Market Related Value of Plan Assets Percentage				10.00%
Postretirement Benefit Plans, Recovery in Rates Base Allowance							$ 8,600
Defined Contribution Plan, Cost				$ 15,500	15,500	$ 13,600
Minimum [Member]
Defined Benefit Plan, Benefit Obligation, Actuarial Gains From Prior Years, Percent				2.55%
Maximum [Member]
Defined Benefit Plan, Benefit Obligation, Actuarial Gains From Prior Years, Percent				2.80%
Pension Plan [Member]
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement				$ 109,300	67,600
Defined Benefit Plan, Plan Assets, Contributions by Employer				52,400	53,400
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer				400	100
Spire Missouri [Member]
Regulatory Asset, Total				835,700	759,400
Defined Benefit Plan, Plan Assets, Contributions by Employer					42,200
Defined Contribution Plan, Cost				$ 10,900	$ 10,900	$ 9,500
Spire Missouri [Member] | Pension Costs [Member] | Missouri West [Member]
Regulatory Asset, Total	$ 4,400	$ 5,500
Spire Missouri [Member] | Pension Costs [Member] | Missouri East [Member]
Regulatory Asset, Total	32,400	29,000
Spire Missouri [Member] | Pension and Other Postretirement Plans Costs [Member] | Missouri West [Member]
Regulatory Assets for Which No Return on Investment During Recovery Period Is Provided	$ 1,100	$ 3,300
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)	8 years	8 years
Spire Missouri [Member] | Pension and Other Postretirement Plans Costs [Member] | Missouri East [Member]
Regulatory Assets for Which No Return on Investment During Recovery Period Is Provided	$ 11,000	$ 21,600
Remaining Recovery Period of Regulatory Assets for which No Return on Investment During Recovery Period is Provided (Year)	8 years	8 years
Spire Missouri [Member] | Pension Plan One [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.70%
Spire Missouri [Member] | Pension Plan Two [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.80%
Spire Missouri [Member] | Pension Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate					3.00%	2.85%
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement				$ 87,000	$ 44,600
Defined Benefit Plan, Plan Assets, Contributions by Employer				37,800
Anticipated Contributions to Pension Plans Qualified Trusts				44,500
Anticipated Contributions To Pension Plans Non Qualified Trusts				1,100
Spire Missouri [Member] | Pension Plan [Member] | Nonqualified Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer				$ 0
Spire Missouri [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.80%	2.95%
Defined Benefit Plan, Plan Assets, Contributions by Employer				$ 400	$ 100
Spire Missouri [Member] | Other Postretirement Benefits Plan [Member] | Forecast [Member]
Anticipated Contributions to Pension Plans Qualified Trusts			$ 0
Spire Alabama Inc [Member]
Regulatory Asset, Total				595,100	502,100
Defined Benefit Plan, Plan Assets, Contributions by Employer					11,100
Defined Contribution Plan, Cost				$ 3,600	$ 2,900	$ 3,400
Spire Alabama Inc [Member] | Pension Plan One [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.70%	3.10%
Spire Alabama Inc [Member] | Pension Plan Two [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.65%	3.00%
Spire Alabama Inc [Member] | Pension Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate					3.10%	2.95%
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement				$ 22,300	$ 22,900
Defined Benefit Plan, Benefit Obligation, Settlement Losses Amortized Over Remaining Actuarial Life (Year)				12 years 3 months 18 days	11 years 8 months 12 days	11 years 4 months 24 days
Defined Benefit Plan, Plan Assets, Contributions by Employer				$ 14,400
Anticipated Contributions to Pension Plans Qualified Trusts				$ 13,800
Spire Alabama Inc [Member] | Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.65%	3.00%
Spire Alabama Inc [Member] | Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.70%	3.10%
Spire Alabama Inc [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				5.80%	2.95%
Defined Benefit Plan, Plan Assets, Contributions by Employer				$ 0	$ 0
Spire Alabama Inc [Member] | Other Postretirement Benefits Plan [Member] | Forecast [Member]
Anticipated Contributions to Pension Plans Qualified Trusts			$ 0
Spire Alabama And Spire Missouri [Member] | Pension Plan [Member]
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement				$ 109,300	$ 67,500